Expected credit loss measurement - ECL allowance (Detail) - Accumulated Impairment [Member] - CHF (SFr) SFr in Millions		Jun. 30, 2018	Mar. 31, 2018	Jan. 01, 2018
Disclosure Of Provision Matrix [Line Items]
ECL allowance		SFr (1,133)	SFr (1,098)	SFr (1,117)
Total on-balance sheet financial assets in scope of ECL requirements
Disclosure Of Provision Matrix [Line Items]
ECL allowance		(1,022)	(992)	(1,011)
Total financial assets measured at amortized cost
Disclosure Of Provision Matrix [Line Items]
ECL allowance	[1]	(1,022)	(992)	(1,011)
Cash and balances at central banks
Disclosure Of Provision Matrix [Line Items]
ECL allowance		0	0	0
Loans and advances to banks
Disclosure Of Provision Matrix [Line Items]
ECL allowance		(4)	(5)	(5)
Receivables from securities financing transactions
Disclosure Of Provision Matrix [Line Items]
ECL allowance		(2)	(2)	(2)
Cash collateral receivables on derivative instruments
Disclosure Of Provision Matrix [Line Items]
ECL allowance		0	0	0
Loans and advances to customers
Disclosure Of Provision Matrix [Line Items]
ECL allowance		(847)	(838)	(867)
Loans and advances to customers | Private clients with mortgage
Disclosure Of Provision Matrix [Line Items]
ECL allowance		(122)	(127)	(124)
Loans and advances to customers | Real estate financing
Disclosure Of Provision Matrix [Line Items]
ECL allowance		(60)	(62)	(62)
Loans and advances to customers | Large corporate clients
Disclosure Of Provision Matrix [Line Items]
ECL allowance		(82)	(62)	(69)
Loans and advances to customers | SME clients
Disclosure Of Provision Matrix [Line Items]
ECL allowance		(292)	(281)	(287)
Loans and advances to customers | Lombard
Disclosure Of Provision Matrix [Line Items]
ECL allowance		(90)	(86)	(84)
Loans and advances to customers | Credit cards
Disclosure Of Provision Matrix [Line Items]
ECL allowance		(37)	(34)
Loans and advances to customers | Commodity trade finance
Disclosure Of Provision Matrix [Line Items]
ECL allowance		(88)	(92)
Other financial assets measured at amortized cost
Disclosure Of Provision Matrix [Line Items]
ECL allowance		(168)	(146)	(136)
Loans to financial advisors
Disclosure Of Provision Matrix [Line Items]
ECL allowance		(124)	(115)	(115)
Financial assets measured at fair value through other comprehensive income
Disclosure Of Provision Matrix [Line Items]
ECL allowance		0	0	0
Total off-balance sheet financial instruments and other credit lines
Disclosure Of Provision Matrix [Line Items]
ECL allowance		(111)	(106)	(107)
Guarantees
Disclosure Of Provision Matrix [Line Items]
ECL allowance		(34)	(40)	(37)
Guarantees | Large corporate clients
Disclosure Of Provision Matrix [Line Items]
ECL allowance		(7)	(10)
Guarantees | SME clients
Disclosure Of Provision Matrix [Line Items]
ECL allowance		(16)	(16)
Guarantees | Financial intermediaries and hedge funds
Disclosure Of Provision Matrix [Line Items]
ECL allowance		(4)	(3)
Guarantees | Lombard
Disclosure Of Provision Matrix [Line Items]
ECL allowance		0	0
Guarantees | Commodity trade finance
Disclosure Of Provision Matrix [Line Items]
ECL allowance		(4)	(4)
Irrevocable loan commitments
Disclosure Of Provision Matrix [Line Items]
ECL allowance		(42)	(32)	(36)
Irrevocable loan commitments | Large corporate clients
Disclosure Of Provision Matrix [Line Items]
ECL allowance		(34)	(26)	(27)
Forward starting transactions, reverse repurchase and securities borrowing agreements
Disclosure Of Provision Matrix [Line Items]
ECL allowance		0	0	0
Committed unconditionally revocable credit lines
Disclosure Of Provision Matrix [Line Items]
ECL allowance		(33)	(34)	(34)
Committed unconditionally revocable credit lines | Real estate financing
Disclosure Of Provision Matrix [Line Items]
ECL allowance		(16)	(12)	(9)
Committed unconditionally revocable credit lines | Large corporate clients
Disclosure Of Provision Matrix [Line Items]
ECL allowance		(1)	0
Committed unconditionally revocable credit lines | SME clients
Disclosure Of Provision Matrix [Line Items]
ECL allowance		(8)	(7)	(7)
Committed unconditionally revocable credit lines | Lombard
Disclosure Of Provision Matrix [Line Items]
ECL allowance		0	0
Committed unconditionally revocable credit lines | Credit cards
Disclosure Of Provision Matrix [Line Items]
ECL allowance		(5)	(5)
Committed unconditionally revocable credit lines | Commodity trade finance
Disclosure Of Provision Matrix [Line Items]
ECL allowance		(1)	(2)
Irrevocable committed prolongation of existing loans
Disclosure Of Provision Matrix [Line Items]
ECL allowance		(1)	(1)	0
Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired
Disclosure Of Provision Matrix [Line Items]
ECL allowance		(159)	(143)	(144)
Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Total on-balance sheet financial assets in scope of ECL requirements
Disclosure Of Provision Matrix [Line Items]
ECL allowance		(97)	(94)	(95)
Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Total financial assets measured at amortized cost
Disclosure Of Provision Matrix [Line Items]
ECL allowance	[1]	(97)	(94)	(95)
Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Cash and balances at central banks
Disclosure Of Provision Matrix [Line Items]
ECL allowance		0	0	0
Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Loans and advances to banks
Disclosure Of Provision Matrix [Line Items]
ECL allowance		(2)	(3)	(2)
Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Receivables from securities financing transactions
Disclosure Of Provision Matrix [Line Items]
ECL allowance		(2)	(2)	(2)
Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Cash collateral receivables on derivative instruments
Disclosure Of Provision Matrix [Line Items]
ECL allowance		0	0	0
Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Loans and advances to customers
Disclosure Of Provision Matrix [Line Items]
ECL allowance		(53)	(54)	(61)
Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Loans and advances to customers | Private clients with mortgage
Disclosure Of Provision Matrix [Line Items]
ECL allowance		(9)	(11)	(12)
Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Loans and advances to customers | Real estate financing
Disclosure Of Provision Matrix [Line Items]
ECL allowance		(3)	(3)	(3)
Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Loans and advances to customers | Large corporate clients
Disclosure Of Provision Matrix [Line Items]
ECL allowance		(5)	(7)	(6)
Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Loans and advances to customers | SME clients
Disclosure Of Provision Matrix [Line Items]
ECL allowance		(8)	(9)	(8)
Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Loans and advances to customers | Lombard
Disclosure Of Provision Matrix [Line Items]
ECL allowance		(4)	(4)	(5)
Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Loans and advances to customers | Credit cards
Disclosure Of Provision Matrix [Line Items]
ECL allowance		(6)	(5)
Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Loans and advances to customers | Commodity trade finance
Disclosure Of Provision Matrix [Line Items]
ECL allowance		(4)	(4)
Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Other financial assets measured at amortized cost
Disclosure Of Provision Matrix [Line Items]
ECL allowance		(39)	(35)	(29)
Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Loans to financial advisors
Disclosure Of Provision Matrix [Line Items]
ECL allowance		(32)	(28)	(28)
Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Financial assets measured at fair value through other comprehensive income
Disclosure Of Provision Matrix [Line Items]
ECL allowance		0	0	0
Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Total off-balance sheet financial instruments and other credit lines
Disclosure Of Provision Matrix [Line Items]
ECL allowance		(62)	(49)	(49)
Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Guarantees
Disclosure Of Provision Matrix [Line Items]
ECL allowance		(7)	(7)	(6)
Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Guarantees | Large corporate clients
Disclosure Of Provision Matrix [Line Items]
ECL allowance		(1)	(1)
Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Guarantees | SME clients
Disclosure Of Provision Matrix [Line Items]
ECL allowance		0	0
Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Guarantees | Financial intermediaries and hedge funds
Disclosure Of Provision Matrix [Line Items]
ECL allowance		(4)	(3)
Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Guarantees | Lombard
Disclosure Of Provision Matrix [Line Items]
ECL allowance		0	0
Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Guarantees | Commodity trade finance
Disclosure Of Provision Matrix [Line Items]
ECL allowance		(1)	(1)
Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Irrevocable loan commitments
Disclosure Of Provision Matrix [Line Items]
ECL allowance		(34)	(24)	(24)
Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Irrevocable loan commitments | Large corporate clients
Disclosure Of Provision Matrix [Line Items]
ECL allowance		(27)	(20)	(19)
Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Forward starting transactions, reverse repurchase and securities borrowing agreements
Disclosure Of Provision Matrix [Line Items]
ECL allowance		0	0	0
Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Committed unconditionally revocable credit lines
Disclosure Of Provision Matrix [Line Items]
ECL allowance		(21)	(17)	(19)
Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Committed unconditionally revocable credit lines | Real estate financing
Disclosure Of Provision Matrix [Line Items]
ECL allowance		(8)	(2)	(2)
Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Committed unconditionally revocable credit lines | Large corporate clients
Disclosure Of Provision Matrix [Line Items]
ECL allowance		(1)	0
Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Committed unconditionally revocable credit lines | SME clients
Disclosure Of Provision Matrix [Line Items]
ECL allowance		(5)	(4)	(5)
Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Committed unconditionally revocable credit lines | Lombard
Disclosure Of Provision Matrix [Line Items]
ECL allowance		0	0
Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Committed unconditionally revocable credit lines | Credit cards
Disclosure Of Provision Matrix [Line Items]
ECL allowance		(3)	(4)
Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Committed unconditionally revocable credit lines | Commodity trade finance
Disclosure Of Provision Matrix [Line Items]
ECL allowance		(1)	(1)
Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Irrevocable committed prolongation of existing loans
Disclosure Of Provision Matrix [Line Items]
ECL allowance		(1)	(1)	0
Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired
Disclosure Of Provision Matrix [Line Items]
ECL allowance		(202)	(194)	(188)
Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Total on-balance sheet financial assets in scope of ECL requirements
Disclosure Of Provision Matrix [Line Items]
ECL allowance		(179)	(168)	(164)
Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Total financial assets measured at amortized cost
Disclosure Of Provision Matrix [Line Items]
ECL allowance	[1]	(179)	(168)	(164)
Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Cash and balances at central banks
Disclosure Of Provision Matrix [Line Items]
ECL allowance		0	0	0
Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Loans and advances to banks
Disclosure Of Provision Matrix [Line Items]
ECL allowance		0	0	0
Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Receivables from securities financing transactions
Disclosure Of Provision Matrix [Line Items]
ECL allowance		0	0	0
Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Cash collateral receivables on derivative instruments
Disclosure Of Provision Matrix [Line Items]
ECL allowance		0	0	0
Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Loans and advances to customers
Disclosure Of Provision Matrix [Line Items]
ECL allowance		(174)	(162)	(163)
Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Loans and advances to customers | Private clients with mortgage
Disclosure Of Provision Matrix [Line Items]
ECL allowance		(79)	(71)	(69)
Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Loans and advances to customers | Real estate financing
Disclosure Of Provision Matrix [Line Items]
ECL allowance		(49)	(51)	(53)
Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Loans and advances to customers | Large corporate clients
Disclosure Of Provision Matrix [Line Items]
ECL allowance		(9)	(2)	0
Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Loans and advances to customers | SME clients
Disclosure Of Provision Matrix [Line Items]
ECL allowance		(25)	(24)	(23)
Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Loans and advances to customers | Lombard
Disclosure Of Provision Matrix [Line Items]
ECL allowance		0	0	0
Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Loans and advances to customers | Credit cards
Disclosure Of Provision Matrix [Line Items]
ECL allowance		(11)	(9)
Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Loans and advances to customers | Commodity trade finance
Disclosure Of Provision Matrix [Line Items]
ECL allowance		0	(4)
Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Other financial assets measured at amortized cost
Disclosure Of Provision Matrix [Line Items]
ECL allowance		(6)	(5)	(1)
Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Loans to financial advisors
Disclosure Of Provision Matrix [Line Items]
ECL allowance		(2)	(2)	(1)
Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Financial assets measured at fair value through other comprehensive income
Disclosure Of Provision Matrix [Line Items]
ECL allowance		0	0	0
Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Total off-balance sheet financial instruments and other credit lines
Disclosure Of Provision Matrix [Line Items]
ECL allowance		(23)	(26)	(24)
Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Guarantees
Disclosure Of Provision Matrix [Line Items]
ECL allowance		(1)	(2)	(2)
Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Guarantees | Large corporate clients
Disclosure Of Provision Matrix [Line Items]
ECL allowance		0	0
Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Guarantees | SME clients
Disclosure Of Provision Matrix [Line Items]
ECL allowance		(1)	(1)
Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Guarantees | Financial intermediaries and hedge funds
Disclosure Of Provision Matrix [Line Items]
ECL allowance		0	0
Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Guarantees | Lombard
Disclosure Of Provision Matrix [Line Items]
ECL allowance		0	0
Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Guarantees | Commodity trade finance
Disclosure Of Provision Matrix [Line Items]
ECL allowance		0	0
Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Irrevocable loan commitments
Disclosure Of Provision Matrix [Line Items]
ECL allowance		(8)	(7)	(8)
Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Irrevocable loan commitments | Large corporate clients
Disclosure Of Provision Matrix [Line Items]
ECL allowance		(7)	(5)	(4)
Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Forward starting transactions, reverse repurchase and securities borrowing agreements
Disclosure Of Provision Matrix [Line Items]
ECL allowance		0	0	0
Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Committed unconditionally revocable credit lines
Disclosure Of Provision Matrix [Line Items]
ECL allowance		(13)	(17)	(15)
Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Committed unconditionally revocable credit lines | Real estate financing
Disclosure Of Provision Matrix [Line Items]
ECL allowance		(8)	(9)	(7)
Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Committed unconditionally revocable credit lines | Large corporate clients
Disclosure Of Provision Matrix [Line Items]
ECL allowance		0	0
Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Committed unconditionally revocable credit lines | SME clients
Disclosure Of Provision Matrix [Line Items]
ECL allowance		(2)	(3)	(2)
Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Committed unconditionally revocable credit lines | Lombard
Disclosure Of Provision Matrix [Line Items]
ECL allowance		0	0
Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Committed unconditionally revocable credit lines | Credit cards
Disclosure Of Provision Matrix [Line Items]
ECL allowance		(1)	(1)
Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Committed unconditionally revocable credit lines | Commodity trade finance
Disclosure Of Provision Matrix [Line Items]
ECL allowance		0	(1)
Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Irrevocable committed prolongation of existing loans
Disclosure Of Provision Matrix [Line Items]
ECL allowance		0	0	0
Lifetime Expected Credit Losses [Member] | Credit-impaired positions
Disclosure Of Provision Matrix [Line Items]
ECL allowance		(772)	(762)	(785)
Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Total on-balance sheet financial assets in scope of ECL requirements
Disclosure Of Provision Matrix [Line Items]
ECL allowance		(746)	(730)	(752)
Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Total financial assets measured at amortized cost
Disclosure Of Provision Matrix [Line Items]
ECL allowance	[1]	(746)	(730)	(752)
Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Cash and balances at central banks
Disclosure Of Provision Matrix [Line Items]
ECL allowance		0	0	0
Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Loans and advances to banks
Disclosure Of Provision Matrix [Line Items]
ECL allowance		(2)	(2)	(3)
Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Receivables from securities financing transactions
Disclosure Of Provision Matrix [Line Items]
ECL allowance		0	0	0
Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Cash collateral receivables on derivative instruments
Disclosure Of Provision Matrix [Line Items]
ECL allowance		0	0	0
Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Loans and advances to customers
Disclosure Of Provision Matrix [Line Items]
ECL allowance		(620)	(622)	(644)
Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Loans and advances to customers | Private clients with mortgage
Disclosure Of Provision Matrix [Line Items]
ECL allowance		(34)	(44)	(44)
Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Loans and advances to customers | Real estate financing
Disclosure Of Provision Matrix [Line Items]
ECL allowance		(8)	(8)	(6)
Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Loans and advances to customers | Large corporate clients
Disclosure Of Provision Matrix [Line Items]
ECL allowance		(68)	(54)	(63)
Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Loans and advances to customers | SME clients
Disclosure Of Provision Matrix [Line Items]
ECL allowance		(258)	(248)	(256)
Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Loans and advances to customers | Lombard
Disclosure Of Provision Matrix [Line Items]
ECL allowance		(86)	(82)	(79)
Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Loans and advances to customers | Credit cards
Disclosure Of Provision Matrix [Line Items]
ECL allowance		(20)	(19)
Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Loans and advances to customers | Commodity trade finance
Disclosure Of Provision Matrix [Line Items]
ECL allowance		(84)	(85)
Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Other financial assets measured at amortized cost
Disclosure Of Provision Matrix [Line Items]
ECL allowance		(123)	(106)	(106)
Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Loans to financial advisors
Disclosure Of Provision Matrix [Line Items]
ECL allowance		(90)	(85)	(87)
Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Financial assets measured at fair value through other comprehensive income
Disclosure Of Provision Matrix [Line Items]
ECL allowance		0	0	0
Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Total off-balance sheet financial instruments and other credit lines
Disclosure Of Provision Matrix [Line Items]
ECL allowance		(26)	(32)	(33)
Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Guarantees
Disclosure Of Provision Matrix [Line Items]
ECL allowance		(26)	(31)	(29)
Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Guarantees | Large corporate clients
Disclosure Of Provision Matrix [Line Items]
ECL allowance		(5)	(9)
Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Guarantees | SME clients
Disclosure Of Provision Matrix [Line Items]
ECL allowance		(15)	(15)
Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Guarantees | Financial intermediaries and hedge funds
Disclosure Of Provision Matrix [Line Items]
ECL allowance		0	0
Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Guarantees | Lombard
Disclosure Of Provision Matrix [Line Items]
ECL allowance		0	0
Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Guarantees | Commodity trade finance
Disclosure Of Provision Matrix [Line Items]
ECL allowance		(3)	(3)
Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Irrevocable loan commitments
Disclosure Of Provision Matrix [Line Items]
ECL allowance		0	(1)	(4)
Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Irrevocable loan commitments | Large corporate clients
Disclosure Of Provision Matrix [Line Items]
ECL allowance		0	(1)	(4)
Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Forward starting transactions, reverse repurchase and securities borrowing agreements
Disclosure Of Provision Matrix [Line Items]
ECL allowance		0	0	0
Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Committed unconditionally revocable credit lines
Disclosure Of Provision Matrix [Line Items]
ECL allowance		0	0	0
Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Committed unconditionally revocable credit lines | Real estate financing
Disclosure Of Provision Matrix [Line Items]
ECL allowance		0	0	0
Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Committed unconditionally revocable credit lines | Large corporate clients
Disclosure Of Provision Matrix [Line Items]
ECL allowance		0	0
Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Committed unconditionally revocable credit lines | SME clients
Disclosure Of Provision Matrix [Line Items]
ECL allowance		0	0	0
Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Committed unconditionally revocable credit lines | Lombard
Disclosure Of Provision Matrix [Line Items]
ECL allowance		0	0
Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Committed unconditionally revocable credit lines | Credit cards
Disclosure Of Provision Matrix [Line Items]
ECL allowance		0	0
Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Committed unconditionally revocable credit lines | Commodity trade finance
Disclosure Of Provision Matrix [Line Items]
ECL allowance		0	0
Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Irrevocable committed prolongation of existing loans
Disclosure Of Provision Matrix [Line Items]
ECL allowance		SFr 0	SFr 0	SFr 0

[1]	The carrying value of financial assets at amortized cost is net of the respective ECL allowances.